Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail)	12 Months Ended
Mar. 31, 2022
Sumitomo Mitsui Finance and Leasing Company, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Joint Venture, Company Name	Sumitomo Mitsui Finance and Leasing Company, Limited
Principal Joint Venture, Country of Incorporation	Japan
Principal Joint Venture, Proportion of Ownership Interest	50.00%
Principal Joint Venture, Proportion of Voting Rights	50.00%
Principal Joint Venture, Main Business	Leasing
PayPay Bank Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	PayPay Bank Corporation
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	46.50%
Principal Associates, Proportion of Voting Rights	46.50%
Principal Associates, Main Business	Internet banking
The Bank of East Asia, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	The Bank of East Asia, Limited
Principal Associates, Country of Incorporation	China
Principal Associates, Proportion of Ownership Interest	19.60%
Principal Associates, Proportion of Voting Rights	19.60%
Principal Associates, Main Business	Commercial banking
ACLEDA Bank Plc. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	ACLEDA Bank Plc.
Principal Associates, Country of Incorporation	Cambodia
Principal Associates, Proportion of Ownership Interest	18.00%
Principal Associates, Proportion of Voting Rights	18.00%
Principal Associates, Main Business	Commercial banking
Vietnam Export Import Commercial Joint Stock Bank [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Vietnam Export Import Commercial Joint Stock Bank
Principal Associates, Country of Incorporation	Vietnam
Principal Associates, Proportion of Ownership Interest	15.00%
Principal Associates, Proportion of Voting Rights	15.00%
Principal Associates, Main Business	Commercial banking
Sumitomo Mitsui Auto Service Company, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Sumitomo Mitsui Auto Service Company, Limited
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	26.10%
Principal Associates, Proportion of Voting Rights	26.10%
Principal Associates, Main Business	Leasing
SMBC Aviation Capital Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	SMBC Aviation Capital Limited
Principal Associates, Country of Incorporation	Ireland
Principal Associates, Proportion of Ownership Interest	32.00%
Principal Associates, Proportion of Voting Rights	32.00%
Principal Associates, Main Business	Leasing
POCKET CARD CO., LTD. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	POCKET CARD CO., LTD.
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	20.00%
Principal Associates, Proportion of Voting Rights	20.00%
Principal Associates, Main Business	Credit card
VPBank SMBC Finance Company Limited
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	VPBank SMBC Finance Company Limited
Principal Associates, Country of Incorporation	Vietnam
Principal Associates, Proportion of Ownership Interest	49.00%
Principal Associates, Proportion of Voting Rights	49.00%
Principal Associates, Main Business	Consumer lending
SAKURA KCS Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	SAKURA KCS Corporation
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	29.70%
Principal Associates, Proportion of Voting Rights	29.70%
Principal Associates, Main Business	System engineering and data processing
JSOL Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	JSOL Corporation
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	50.00%
Principal Associates, Proportion of Voting Rights	50.00%
Principal Associates, Main Business	System development and data processing
Sakura Information Systems Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	Sakura Information Systems Co., Ltd.
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	49.00%
Principal Associates, Proportion of Voting Rights	49.00%
Principal Associates, Main Business	System engineering and data processing
China Post & Capital Fund Management Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Company Name	China Post & Capital Fund Management Co., Ltd.
Principal Associates, Country of Incorporation	China
Principal Associates, Proportion of Ownership Interest	23.60%
Principal Associates, Proportion of Voting Rights	23.60%
Principal Associates, Main Business	Investment management, and investment advisory and agency